Asset Retirement Obligations - Schedule of Movements in Asset Retirement Obligations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation at beginning of year	$ 48,720		$ 41,772		$ 52,606
Liabilities incurred in the current year	17,509
Liabilities disposed in the current year	(677)
Liabilities settled in the current year	(2,216)		(1,957)		(4,551)
Accretion expense	5,014	[1]	4,369	[1]	5,897	[1]
Revision in estimated cash flow	(5,787)		2,352		(10,779)
Translation difference	(3,427)		2,184		(1,401)
Asset retirement obligation at end of year	$ 59,136		$ 48,720		$ 41,772

[1]	See Note 15